Schedule of Investments (unaudited)	iShares® MSCI Canada ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
CAE Inc.(a)	641,954	$19,767,964

Airlines — 0.2%
Air Canada(a)	372,828	8,443,834

Auto Components — 1.5%
Magna International Inc.	647,804	63,887,561

Banks — 26.0%
Bank of Montreal	1,467,187	153,258,828
Bank of Nova Scotia (The)	2,749,266	184,816,764
Canadian Imperial Bank of Commerce	1,015,740	118,310,315
National Bank of Canada	763,937	60,081,664
Royal Bank of Canada	3,228,333	331,932,653
Toronto-Dominion Bank (The)	4,116,788	296,137,476
		1,144,537,700
Capital Markets — 4.0%
Brookfield Asset Management Inc., Class A	2,910,062	144,581,699
IGM Financial Inc.	189,585	6,982,026
Onex Corp.	174,434	12,669,044
TMX Group Ltd.	126,560	13,900,071
		178,132,840
Chemicals — 1.8%
Nutrien Ltd.	1,291,638	79,505,154

Commercial Services & Supplies — 0.6%
GFL Environmental Inc.	353,780	11,435,875
Ritchie Bros Auctioneers Inc.	246,768	14,593,027
		26,028,902
Construction & Engineering — 0.7%
WSP Global Inc.	258,103	28,836,689

Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	343,693	19,255,116

Diversified Telecommunication Services — 0.7%
BCE Inc.	167,073	8,273,090
TELUS Corp.	964,720	21,641,416
		29,914,506
Electric Utilities — 2.1%
Emera Inc.	570,463	26,581,153
Fortis Inc.	1,057,948	48,008,534
Hydro One Ltd.(b)	745,908	18,949,478
		93,539,165
Electrical Equipment — 0.2%
Ballard Power Systems Inc.(a)	533,043	9,270,505

Equity Real Estate Investment Trusts (REITs) — 0.3%
Canadian Apartment Properties REIT	191,062	8,758,755
RioCan REIT	353,781	6,217,268
		14,976,023
Food & Staples Retailing — 3.4%
Alimentation Couche-Tard Inc., Class B	1,918,010	69,175,693
Empire Co. Ltd., Class A, NVS	384,096	12,867,319
George Weston Ltd.	172,923	16,853,569
Loblaw Companies Ltd.	394,341	24,080,573
Metro Inc.	563,083	26,997,034
		149,974,188
Security	Shares	Value

Food Products — 0.4%
Saputo Inc.	559,490	$19,104,311

Gas Utilities — 0.3%
AltaGas Ltd.	634,822	12,559,286

Hotels, Restaurants & Leisure — 1.0%
Restaurant Brands International Inc.	623,348	42,977,240

Independent Power and Renewable Electricity Producers — 0.7%
Brookfield Renewable Corp., Class A	289,994	12,278,625
Northland Power Inc.	500,110	16,803,497
		29,082,122
Insurance — 7.1%
Fairfax Financial Holdings Ltd.	61,526	28,716,377
Great-West Lifeco Inc.	631,805	19,565,271
iA Financial Corp. Inc.	243,085	13,928,516
Intact Financial Corp.	324,299	43,821,505
Manulife Financial Corp.	4,401,480	92,070,195
Power Corp. of Canada	1,271,582	41,419,438
Sun Life Financial Inc.	1,327,404	71,070,312
		310,591,614
IT Services — 8.3%
CGI Inc.(a)	510,290	45,332,828
Nuvei Corp.(a)(b)	112,066	8,420,372
Shopify Inc., Class A(a)	254,516	311,878,751
		365,631,951
Media — 0.9%
Quebecor Inc., Class B	386,641	10,481,762
Shaw Communications Inc., Class B, NVS	1,044,518	30,962,452
		41,444,214
Metals & Mining — 9.5%
Agnico Eagle Mines Ltd.	550,870	38,992,503
B2Gold Corp.	2,364,059	12,093,775
Barrick Gold Corp.	4,032,762	95,607,221
First Quantum Minerals Ltd.	1,332,935	32,770,307
Franco-Nevada Corp.	432,792	63,912,994
Ivanhoe Mines Ltd., Class A(a)	1,349,107	9,928,034
Kinross Gold Corp.	2,855,253	22,997,071
Kirkland Lake Gold Ltd.	606,124	26,040,177
Lundin Mining Corp.	1,504,830	15,981,929
Pan American Silver Corp.	472,043	15,919,070
Teck Resources Ltd., Class B	1,068,934	25,978,976
Wheaton Precious Metals Corp.	1,019,536	48,333,121
Yamana Gold Inc.	2,169,517	11,260,189
		419,815,367
Multi-Utilities — 0.8%
Algonquin Power & Utilities Corp.	1,354,543	20,765,810
Atco Ltd., Class I, NVS	172,687	6,236,773
Canadian Utilities Ltd., Class A, NVS	294,325	8,534,584
		35,537,167
Multiline Retail — 1.2%
Canadian Tire Corp. Ltd., Class A, NVS	130,291	22,040,701
Dollarama Inc.	668,883	29,068,629
		51,109,330
Oil, Gas & Consumable Fuels — 13.5%
Cameco Corp.	899,769	17,689,263
Canadian Natural Resources Ltd.	2,679,371	93,951,538
Cenovus Energy Inc.	2,978,043	24,873,518
Enbridge Inc.	4,586,275	174,256,051

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Schedule of Investments (unaudited) (continued)	iShares® MSCI Canada ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Imperial Oil Ltd.	583,647	$19,619,970
Inter Pipeline Ltd.	853,305	12,396,426
Keyera Corp.	501,762	12,551,838
Parkland Corp./Canada	341,095	11,257,363
Pembina Pipeline Corp.	1,247,636	40,164,368
Suncor Energy Inc.	3,460,007	80,367,366
TC Energy Corp.	2,131,881	107,507,297
		594,634,998
Paper & Forest Products — 0.3%
West Fraser Timber Co. Ltd.	190,057	14,697,343

Pharmaceuticals — 0.8%
Bausch Health Cos Inc.(a)	686,598	21,688,324
Canopy Growth Corp.(a)(c)	512,865	12,842,321
		34,530,645
Professional Services — 0.9%
Thomson Reuters Corp.	394,972	38,181,226

Real Estate Management & Development — 0.3%
FirstService Corp.	88,571	14,369,463

Road & Rail — 6.8%
Canadian National Railway Co.	1,608,223	179,053,842
Canadian Pacific Railway Ltd.	1,511,956	121,477,132
		300,530,974
Software — 2.8%
BlackBerry Ltd.(a)	1,213,936	12,460,417
Constellation Software Inc.	45,644	64,863,938
Lightspeed POS Inc.(a)	215,305	15,635,700
Open Text Corp.	618,798	29,120,207
		122,080,262
Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear Inc.	450,775	16,130,958
Security	Shares	Value

Trading Companies & Distributors — 0.4%
Toromont Industries Ltd.	185,238	$16,491,327

Wireless Telecommunication Services — 0.9%
Rogers Communications Inc., Class B, NVS	804,142	41,137,350

Total Common Stocks — 99.7%
(Cost: $3,900,912,691)		4,386,707,295

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	2,300,918	2,302,299
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,130,000	2,130,000
		4,432,299
Total Short-Term Investments — 0.1%
(Cost: $4,429,167)		4,432,299

Total Investments in Securities — 99.8%
(Cost: $3,905,341,858)		4,391,139,594

Other Assets, Less Liabilities — 0.2%		7,895,975

Net Assets — 100.0%		$4,399,035,569

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,143,692	$—		$(9,837,577	)(a)	$7,854	(11,670)	$2,302,299	2,300,918	$66,009	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	945,000	1,185,000	(a)	—		—	—	2,130,000	2,130,000	624		—
						$7,854	$(11,670)	$4,432,299		$66,633		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued)	iShares® MSCI Canada ETF
May 31, 2021

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P/TSX 60 Index	56	06/17/21	$10,927	$616,146

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,386,707,295	$—	$—	$4,386,707,295
Money Market Funds	4,432,299	—	—	4,432,299
	$4,391,139,594	$—	$—	$4,391,139,594
Derivative financial instruments(a)
Assets
Futures Contracts	$616,146	$—	$—	$616,146

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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